Share capital and reserves	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share capital and reserves
23. Share capital and reserves
Share capital

	31 December 2021	31 December 2020	30 June 2020	30 June 2019
Authorized, issued and fully paid:
228,886,439 (31 December 2020: 226,665,701; 30 June 2020: 216,173,277; 30 June 2019: 205,671,564) ordinary shares of 0.2 pence each	0.5	0.5	0.4	0.4
The Company has one class of ordinary shares which carries no right to fixed income.
On 26 October 2020, the Group closed its offering of an aggregate of 10,287,000 American Depositary Shares (“ADSs”) representing 10,287,000 ordinary shares at a price of $17.50 per ADS, following the Group’s secondary listing on Nasdaq. The net proceeds from the offering were £126.5m. In addition, £0.5m of proceeds from the issuance of share options and awards to employees were received during the period.
On 9 April 2020, the Company issued 10,000,000 new ordinary shares of 0.2 pence each to Durable Capital Partners LP at an issue price of £11.00 per share, raising £110.0m. Other share capital issued during the year arose from the exercise of share options and the issue of shares to the Equiniti Share Plan Trustees Limited.
Other reserves
Merger reserve
Comprises the premium on shares issued as consideration for acquisitions where conditions for merger relief have been satisfied.
Own shares
Represents shares in the Company held by the Equiniti Share Plan Trustees Limited. These shares are held in order to satisfy the Free Shares and Matching Shares elements of the SIP, further details of which are set out in note 27.

	31 December 2021		31 December 2020		30 June 2020		30 June 2019
	Nominal value £’000	Number	Nominal value £’000	Number	Nominal value £’000	Number	Nominal value £’000	Number
Own shares	1	349,500	1	401,198	1	434,268	1	484,811
Translation reserve
Represents exchange differences on translation of overseas operations.
Hedging reserve
Comprises gains and losses recognized on cash flow hedges and the associated deferred tax assets.